Income Tax Benefit - Summary of Income Tax Benefit and Reconciliation of Income Tax Benefit and Tax at the Statutory Rate (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income tax benefit
Income tax benefit	$ 0	$ 0	$ 0
Numerical reconciliation of income tax benefit and tax at the statutory rate
Loss before income tax benefit	(11,640)	(5,690)	(24,778)
Tax at the statutory tax rate of 27.5% (2017:27.5%)(2016:30%)	(3,201)	(1,565)	(7,433)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
R&D expenses	2,605	2,676	4,151
R&D incentive income	(1,124)	(2,889)	(1,090)
Legal expenses	70	154	59
Share-based payments	119	106	524
Timing differences utilised not previously recognised	(196)	(506)	(277)
Write off prepayment			540
Impact of foreign exchange rate differences		(2)	(46)
Tax effect of amounts which are not deductible/(taxable)	(1,727)	(2,022)	(3,480)
Tax losses not brought to account	1,727	2,022	3,480
Income tax benefit	$ 0	$ 0	$ 0